SEGMENT REPORTING, Information about Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment		3
Segment Information [Abstract]
Revenue		$ 13,063,560	$ 12,449,705	$ 9,955,190
Operating (loss) income		224,778	(1,487,508)	(1,583,060)
Non-operating income (loss), net		207,616	(13,025)	(132,124)
Income tax expense		(262,680)	(168,395)	(332,865)
Share of results of equity investees		(7,032)	11,156	5,019
Net (loss) income		162,682	(1,657,772)	(2,043,030)
Other Services [Member]
Segment Information [Abstract]
Revenue		131,281	61,869	42,444
Operating (loss) income		(56,728)	(252,162)	(177,633)
Operating Segments [Member] | E-commerce [Member]
Segment Information [Abstract]
Revenue		9,000,848	7,288,677	5,122,959
Operating (loss) income		(550,470)	(2,013,360)	(2,766,566)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Information [Abstract]
Revenue		1,759,422	1,221,996	469,774
Operating (loss) income		490,209	(277,264)	(640,422)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Abstract]
Revenue		2,172,009	3,877,163	4,320,013
Operating (loss) income		1,177,871	1,971,416	2,500,081
Unallocated Expenses [Member]
Segment Information [Abstract]
Revenue	[1]	0	0	0
Operating (loss) income	[1]	$ (836,104)	$ (916,138)	$ (498,520)

[1]	Unallocated expenses are mainly relating to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.